IXIS EQUITY DIVERSIFIED PORTFOLIO
                       IXIS MODERATE DIVERSIFIED PORTFOLIO

Supplement dated June 21, 2005 to IXIS Advisor Diversified Portfolios Prospectus
           dated May 1, 2005, as may be supplemented from time to time


Effective immediately, the section "Meet the Portfolios' Portfolio Managers" is amended and restated as follows with respect to the Reich & Tang Mid Cap Value Discipline of each Portfolio:

Reich & Tang Mid Cap Value Discipline

Charles Neuhauser

Charles Neuhauser has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Neuhauser is an analyst and portfolio manager with Reich & Tang Asset Management, which he joined in 1998. He received his B.A. from Columbia University. Mr. Neuhauser holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

Vincent Sellecchia

Vincent Sellecchia has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Sellecchia is the Chief Investment Officer and Managing Director of Reich & Tang Asset Management, which he joined in 1991. He received a B.A. from Boston College and an M.B.A. from New York University. Mr. Sellecchia holds the designation of Chartered Financial Analyst and has over 29 years of investment experience.

Donald Wang

Donald Wang has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Wang is an analyst and portfolio manager of Reich & Tang Asset Management, which he joined in 1999. He received a B.S. from New York University. Mr. Wang holds the designation of Chartered Financial Analyst and has 15 years of investment experience.

J. Dennis Delafield

J. Dennis Delafield has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since June 2005. Mr. Delafield is a Managing Director of Reich & Tang Asset Management, which he joined in 1991. He received a B.A. from Princeton University. Mr. Delafield holds the designation of Chartered Financial Analyst and has over 47 years of investment experience.



                                                                      SP266-0605

SUPPLEMENT DATED JUNE 21, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
- PART II ("SAI") FOR IXIS ADVISOR FUNDS TRUST I, IXIS ADVISOR FUNDS TRUST II, IXIS ADVISOR FUNDS TRUST III AND IXIS ADVISOR FUNDS TRUST IV DATED MAY 1, 2005, AS MAY BE SUPPLEMENTED FROM TIME TO TIME



EFFECTIVE IMMEDIATELY THE FOLLOWING INFORMATION IS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION":

The following table provides  information  relating to other accounts managed by
J. Dennis Delafield as of December 31, 2004.


---------------------------- ----------------------------------- ----------------------------------- -------------------------------
                              REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES             OTHER ACCOUNTS
---------------------------- ----------------------------------- ----------------------------------- -------------------------------
---------------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -------------
                                               ADVISORY FEE IS                     ADVISORY FEE IS                   ADVISORY FEE IS
                              OTHER ACCOUNTS       BASED ON       OTHER ACCOUNTS       BASED ON       OTHER ACCOUNTS       BASED ON
                                 MANAGED         PERFORMANCE         MANAGED         PERFORMANCE         MANAGED         PERFORMANCE
---------------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -------------
---------------------------- ------- --------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
NAME OF PORTFOLIO MANAGER    # OF     TOTAL    # OF      TOTAL   # OF      TOTAL   # OF      TOTAL   # OF      TOTAL   # OF    TOTAL
(FIRM)                       ACCTS    ASSETS    ACCTS   ASSETS    ACCTS   ASSETS    ACCTS   ASSETS   ACCTS    ASSETS   ACCTS  ASSETS
---------------------------- ------- --------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
---------------------------- ------- --------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
J. Dennis Delafield (Reich   2       $368 mil  0        0        1        $34 mil  0        0        60       $161     0        0
& Tang)                                                                                                       mil
---------------------------- ------- --------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----


EFFECTIVE IMMEDIATELY THE FOLLOWING INFORMATION IS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION":


The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by J. Dennis Delafield as of December 31, 2004:

NAME OF PORTFOLIO MANAGER                   FUND(S) MANAGED                               DOLLAR RANGE OF EQUITY SECURITIES INVESTED
J. Dennis Delafield                         IXIS Equity Diversified Portfolio                                A
                                            IXIS Moderate Diversified Portfolio                              A



* A.None                    E. $100,001 - $500,000
  B.$1 - 10,000             F. $500,001 - $1,000,000
  C $10,001 - $50,000       G. over $1,000,000
  D.$50,001 - $100,000


                                                                      SP265-0605